Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Aug. 31, 2023
Registrant Name	dei_EntityRegistrantName	PIONEER SERIES TRUST XII
CIK	dei_EntityCentralIndexKey	0001051010
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec. 28, 2023
Document Effective Date	dei_DocumentEffectiveDate	Dec. 28, 2023
Prospectus Date	rr_ProspectusDate	Dec. 28, 2023
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Pioneer Disciplined Growth Fund | A
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PINDX
Pioneer Disciplined Growth Fund | C
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	INDCX
Pioneer Disciplined Growth Fund | Y
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	INYDX